Note 18 - Salary Deferral Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Liability, Current and Noncurrent, Total	$ 1,660,000	$ 1,742,000
Deferred Compensation Arrangement with Individual, Compensation Expense	705,000	575,000	$ 438,000
Cash Surrender Value of Life Insurance	5,669,000	5,547,000
Life Settlement Contracts, Investment Method, Face Value, Total	15,497,000	15,499,000
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Liability, Current and Noncurrent, Total	3,496,000	3,052,000
Cash Surrender Value of Life Insurance	40,536,000	29,650,000
Life Settlement Contracts, Investment Method, Face Value, Total	98,879,000	68,827,000
Flexible Indexed Annuity Contracts Value	$ 23,861,000	$ 18,682,000